Property and Equipment, Net - Schedule of Property and Equipment (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Property and Equipment [Line Items]
Gross property and equipment	$ 2,807,477	$ 360,863	$ 2,778,568
Less: accumulated depreciation	(2,773,539)	(356,501)	(2,770,436)
Total	33,938	4,362	8,132
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	154,912	19,912	154,912
Furniture and office equipment [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	172,565	22,181	143,656
Computer software [Member]
Schedule of Property and Equipment [Line Items]
Gross property and equipment	$ 2,480,000	$ 318,770	$ 2,480,000